FINANCIAL INSTRUMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands					5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 28, 2022	Dec. 20, 2021	Mar. 18, 2021	Mar. 01, 2021	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Warrants outstanding (in shares)					29,533,282
Change in fair value of derivative warrant liabilities					$ 6,793	$ 0	$ 0	$ 0
Number of shares called by each warrant					1
Exercise price of warrants (in dollars per share)					$ 11.50
Beauty Ventures LLC
Derivative [Line Items]
Consideration received				$ 173,000
Class A Ordinary Shares | Burwell and Zeno
Derivative [Line Items]
Issued (in shares)		16,000,000
Class A Ordinary Shares | Beauty Ventures LLC
Derivative [Line Items]
Issued (in shares)				17,300,000
Public Warrants
Derivative [Line Items]
Issued (in shares)			11,499,950
Warrant exercise period					30 days
Warrant redemption period					30 days
Warrant redemption, number of trading days at or above trigger price					20 days
Warrant redemption, trading period					30 days
Warrant redemption, period between end of trading and notice of redemption					3 days
Warrant redemption, stock price trigger (in dollars per share)					$ 18.00
Public Warrants | Share-Based Payment Arrangement, Tranche One
Derivative [Line Items]
Warrant redemption price (in dollars per share)					0.01
Warrant redemption, stock price trigger (in dollars per share)					18.00
Public Warrants | Share-Based Payment Arrangement, Tranche Two
Derivative [Line Items]
Warrant redemption price (in dollars per share)					0.01
Warrant redemption, stock price trigger (in dollars per share)					$ 10.00
Sponsor Warrants
Derivative [Line Items]
Issued (in shares)	1,000,000		5,933,333
Consideration received	$ 1,500
Sponsor Warrants | Burwell and Zeno
Derivative [Line Items]
Issued (in shares)		5,333,333
Sponsor Warrants | Beauty Ventures LLC
Derivative [Line Items]
Issued (in shares)				5,766,666
Private Placement Warrants
Derivative [Line Items]
Warrant exercise period					30 days
Interest rate collar
Derivative [Line Items]
Derivative notional value					$ 160,000
Fixed cash payment					$ 800
Interest rate floor (percent)					2.55%
Interest rate cap (percent)					5.25%
Fair value of derivative asset					$ 200
Loss from change in fair value on derivative instruments					$ 600